Short-term loans (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Line of Credit Facility, Maximum Borrowing Capacity | $		$ 160,000
Restricted Cash and Investments, Current	¥ 1,000,000	153,697	¥ 0
Debt Instrument, Collateral Amount	1,000,000
Loans Payable [Member]
Debt Instrument, Face Amount	588,235	90,000
Line of Credit Facility, Maximum Borrowing Capacity | $		$ 160,000
Restricted Cash and Investments, Current	1,000
Debt Instrument, Collateral Amount	¥ 1,000,000
Debt Instrument, Maturity Date, Description	These loans were all with a maturity of less than one year
Loans Payable [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.00%	2.00%
Loans Payable [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.00%	3.00%